Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Numerator:
Net profit (loss)	45,939	57,656	(47,003)	(7,763)
Less: net profit attributable to noncontrolling interest	(27,495)	(1,332)	(1,223)	(202)

Net profit (loss) attributable to ordinary shareholders	18,444	56,324	(48,226)	(7,965)

Denominator:
Weighted-average number of shares outstanding—basic	259,595,677	342,533,167	364,353,974	364,353,974
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	57,211,984	14,251,042	—	—

Weighted-average number of shares outstanding—diluted	316,807,661	356,784,209	364,353,974	364,353,974

Earnings (loss) per share—Basic:
Net profit (loss)	0.07	0.16	(0.13)	(0.02)

	0.07	0.16	(0.13)	(0.02)

Earnings (loss) per share—Diluted:
Net profit (loss)	0.06	0.16	(0.13)	(0.02)

	0.06	0.16	(0.13)	(0.02)